LEGAL SETTLEMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Loss Contingency		$ 495
Legal Settlements Acquisition And Restructuring And Impairment	(111)	1,524
LitigationSettlementExpenseForPantoprazoleLitigation		$ 930